Financial Data by Business Segment	12 Months Ended
Dec. 31, 2012
Financial Data By Business Segment [Abstract]
Financial Data by Business Segment

Note 19: Financial Data by Business Segment

We present our operations in five reportable business segments: Cable Communications, Cable Networks, Broadcast Television, Filmed Entertainment and Theme Parks. Our financial data by reportable business segment is presented in the tables below.

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2012
Cable Communications(a)	$39,604	$16,255	$6,405	$9,850	$4,921	$127,044
NBCUniversal
Cable Networks(b)	8,773	3,292	741	2,551	150	29,674
Broadcast Television(c)	8,154	369	91	278	65	6,376
Filmed Entertainment	5,159	79	16	63	7	3,769
Theme Parks	2,085	953	268	685	272	6,266
Headquarters and Other(e)	43	(603)	210	(813)	269	8,938
Eliminations(f)	(402)	17	-	17	-	(561)
NBCUniversal	23,812	4,107	1,326	2,781	763	54,462
Corporate and Other	498	(376)	67	(443)	30	6,000
Eliminations(f)	(1,344)	(9)	-	(9)	-	(22,535)
Comcast Consolidated	$62,570	$19,977	$7,798	$12,179	$5,714	$164,971

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2011
Cable Communications(a)	$37,226	$15,288	$6,395	$8,893	$4,806	$120,729
NBCUniversal
Cable Networks(b)	8,108	3,185	718	2,467	48	29,578
Broadcast Television	5,935	138	79	59	61	6,213
Filmed Entertainment	4,239	27	19	8	6	3,891
Theme Parks(d)	1,874	830	201	629	154	6,197
Headquarters and Other(e)	45	(484)	168	(652)	165	5,443
Eliminations(f)	(941)	(234)	(53)	(181)	-	(538)
NBCUniversal	19,260	3,462	1,132	2,330	434	50,784
Corporate and Other	558	(416)	93	(509)	67	6,224
Eliminations(f)	(1,202)	23	16	7	-	(19,919)
Comcast Consolidated	$55,842	$18,357	$7,636	$10,721	$5,307	$157,818

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures
2010
Cable Communications(a)	$35,363	$14,302	$6,232	$8,070	$4,853
Cable Networks(b)	2,719	732	323	409	52
Corporate and Other	168	(438)	61	(499)	56
Eliminations(f)	(313)	-	-	-	-
Comcast Consolidated	$37,937	$14,596	$6,616	$7,980	$4,961

(a) Our Cable Communications segment consists primarily of our cable services business and the businesses of Comcast Interactive Media that were not contributed to NBCUniversal.

For the years ended December 31, 2012, 2011 and 2010, Cable Communications segment revenue was derived from the following sources:

	2012	2011	2010
Residential:
Video	50.8%	52.7%	54.8%
High-speed Internet	24.1%	23.5%	22.5%
Voice	9.0%	9.4%	9.3%
Business services	6.1%	4.8%	3.6%
Advertising	5.8%	5.4%	5.7%
Other	4.2%	4.2%	4.1%
Total	100%	100%	100%

Subscription revenue received from customers who purchase bundled services at a discounted rate is allocated proportionally to each service based on the individual service's price on a stand-alone basis. For each of 2012, 2011 and 2010, 2.8% of Cable Communications revenue was derived from franchise and other regulatory fees.

(b)       Our Cable Networks segment included the results of operations of the businesses we contributed to NBCUniversal, as well as the results of operations of the NBCUniversal contributed cable networks for 2012 and for the period January 29, 2011 through December 31, 2011. For 2010, our Cable Networks segment consisted of the Comcast Content Business.

(c)        For 2012, our Broadcast Television segment included all revenue and costs and expenses associated with our broadcast of the 2012 London Olympics, which generated $120 million of operating income before depreciation and amortization. This amount reflects the settlement of a $237 million liability associated with the unfavorable Olympics contract that had been recorded through the application of acquisition accounting in 2011.

(d)       For the period January 29, 2011 through June 30, 2011, we recorded Universal Orlando as an equity method investment in our consolidated results of operations. However, our Theme Parks segment included the results of operations for Universal Orlando for the period January 29, 2011 through June 30, 2011 to reflect our measure of operating performance for our Theme Parks segment.

(e) NBCUniversal Headquarters and Other activities included costs associated with overhead, allocations, personnel costs and headquarter initiatives.

(f)       Eliminations are transactions that our segments enter into with one another. The most common types of transactions are the following:

•       our Cable Networks and Broadcast Television segments generate revenue by selling programming to our Cable Communications segment, which represents a substantial majority of the revenue elimination amount

•       our Cable Communications segment generates revenue by selling advertising and by selling the use of satellite feeds to our Cable Networks segment

• our Filmed Entertainment and Broadcast Television segments generate revenue by licensing content to our Cable Networks segment

•       our Cable Communications segment receives incentives offered by our Cable Networks segment in connection with its distribution of the Cable Networks' content that are recorded as a reduction to programming expenses

NBCUniversal eliminations for 2011 included the eliminations of the results of operations for Universal Orlando for the period January 29, 2011 through June 30, 2011. These amounts were not included in NBCUniversal's total and our consolidated results of operations for the period January 29, 2011 through June 30, 2011 because we recorded Universal Orlando as an equity method investment during this period.

  Revenue from customers located outside of the U.S., primarily in Europe and Asia, for the years ended December 31, 2012, and 2011 was $4.5 billion and $4.1 billion, respectively. Revenue from customers located outside of the U.S. was not significant for the year ended December 31, 2010. No single customer accounted for a significant amount of our revenue in any period.
  We use operating income (loss) before depreciation and amortization, excluding impairment charges related to fixed and intangible assets and gains or losses from the sale of assets, if any, as the measure of profit or loss for our operating segments. This measure eliminates the significant level of noncash depreciation and amortization expense that results from the capital-intensive nature of certain of our businesses and from intangible assets recognized in business combinations. Additionally, it is unaffected by our capital structure or investment activities. We use this measure to evaluate our consolidated operating performance and the operating performance of our operating segments and to allocate resources and capital to our operating segments. It is also a significant performance measure in our annual incentive compensation programs. We believe that this measure is useful to investors because it is one of the bases for comparing our operating performance with other companies in our industries, although our measure may not be directly comparable to similar measures used by other companies. This measure should not be considered a substitute for operating income (loss), net income (loss) attributable to Comcast Corporation, net cash provided by operating activities, or other measures of performance or liquidity we have reported in accordance with GAAP.